4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 12) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Gross losses	R$ (863.7)	R$ (863.7)
Deferred taxes on losses	(3.8)	272.7	R$ (346.4)
OCI recognized by subsidiaries
Losses, net of taxes	(572.2)	(576.0)
Change in gross losses		820.0
Income taxes on financial instruments adjustments	3.8	(272.7)
OCI recognized by subsidiaries
Impact in other comprehensive income	287.7	547.3
Designated as Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Derivatives designated as cash flow hedges	(181.6)	(51.7)
Designated as Cash Flow Hedge [Member] | Foreign Exchange Risks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Derivatives designated as cash flow hedges	(162.5)	(29.2)
Non derivatives designated as cash flow hedges	(682.1)	(812.0)
Designated as Cash Flow Hedge [Member] | Interest Risks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Derivatives designated as cash flow hedges	(8.5)	(25.9)
Designated as Cash Flow Hedge [Member] | Commodity Risks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Derivatives designated as cash flow hedges	R$ (10.6)	R$ 3.4